Other Income (Expenses), Net (Tables)	12 Months Ended
Sep. 30, 2023
Other Income Expenses Net [Abstract]
Schedule of Other Income (Expenses), Net	Other income (expenses), net for the fiscal years ended September 30, 2023, 2022 and 2021 consisted of the following:
	For the years ended September 30,
	2023	2022	2021
Government subsidies*	$773,716	$1,505,943	$517,054
Gain from settlement of payables**		-	556,808
Other miscellaneous non-business income (loss)	(31,444)	(226,384)	59,241
Total other income, net	$742,272	$1,279,559	$1,133,103
*	Government subsidies as the compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related cost are recognized in profit or loss in the period in which they become receivable. Government subsidies as the support for certain assets were recorded in deferred government subsidies and are amortized in the future periods. For the years ended September 30, 2023, 2022 and 2021, the Company recorded government subsidies of $773,716, $1,505,943 and $517,054, respectively.
**	For the year ended September 30, 2021, the Company reached settlements with its vendors for several old outstanding payables in which the Company had no further obligations to pay these balances. These balances were generated from vendors that the Company had no business with during the reporting periods or no intention to further cooperate with.